UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Hedged Equity & Income Fund

Ticker: HEQ

Quarterly portfolio holdings 3/31/2014

John Hancock
INVESTMENTS

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Common Stocks 82.7%		$221,321,801

(Cost $202,392,282)

Consumer Discretionary 6.4%		17,256,591

Auto Components 1.0%
Delphi Automotive PLC	7,700	522,522
Exedy Corp.	8,300	232,189
Keihin Corp.	19,100	278,836
NOK Corp.	18,700	304,311
The Goodyear Tire & Rubber Company	14,500	378,885
Tokai Rika Company, Ltd.	11,700	196,605
Tokai Rubber Industries, Ltd.	19,800	202,779
Toyoda Gosei Company, Ltd.	16,500	315,878
Toyota Boshoku Corp.	23,000	232,577

Automobiles 0.3%
Peugeot SA (I)	22,574	425,238
Renault SA	4,174	405,437

Distributors 0.0%
Doshisha Company, Ltd.	7,100	109,404

Diversified Consumer Services 0.1%
Allstar Co-Invest LLC (I)(R)	236,300	344,998

Hotels, Restaurants & Leisure 0.5%
Mandarin Oriental International, Ltd.	98,000	171,051
McDonald's Corp.	11,960	1,172,439

Household Durables 0.8%
Alpine Electronics, Inc.	15,000	196,211
Funai Electric Company, Ltd.	21,200	211,390
Newell Rubbermaid, Inc.	27,200	813,280
PulteGroup, Inc.	49,000	940,310

Internet & Catalog Retail 0.1%
Home Retail Group PLC	41,696	150,682

Leisure Products 0.1%
Roland Corp.	12,100	167,450

Media 1.7%
Clear Media, Ltd.	118,000	108,196
Gendai Agency, Inc.	10,700	61,540
Lagardere SCA	9,449	375,036
Metropole Television SA	9,195	199,979
ProSiebenSat.1 Media AG	19,786	907,568
Proto Corp.	10,800	150,515
The Interpublic Group of Companies, Inc.	19,000	325,660
Tri-Stage, Inc.	5,300	55,852
Wolters Kluwer NV	3,518	99,177
WPP PLC	104,485	2,158,881

Multiline Retail 0.2%
Mothercare PLC (I)	26,548	83,126
New World Department Store China, Ltd.	269,000	129,886
Nordstrom, Inc.	6,300	393,435

Specialty Retail 1.4%
Adastria Holdings Company, Ltd.	10,600	265,564
GNC Holdings, Inc., Class A	5,800	255,316
Groupe Fnac (I)	2,319	119,770

1

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Honeys Company, Ltd.	17,230	$167,027
Nishimatsuya Chain Company, Ltd.	23,000	166,936
Pal Company, Ltd.	7,400	142,107
Ross Stores, Inc.	6,800	486,540
The Home Depot, Inc.	24,890	1,969,546
Xebio Company, Ltd.	12,300	214,035

Textiles, Apparel & Luxury Goods 0.2%
Daphne International Holdings, Ltd.	374,000	152,515
Geox SpA	35,388	159,400
Hanesbrands, Inc.	4,400	336,512

Consumer Staples 5.2%		13,844,114

Beverages 0.5%
Diageo PLC, ADR	9,700	1,208,523

Food & Staples Retailing 0.1%
Cawachi, Ltd.	9,300	176,767
Delhaize Group SA	2,932	214,423

Food Products 2.4%
Ebro Foods SA	23,835	551,540
Ingredion, Inc.	9,876	672,358
Kraft Foods Group, Inc.	48,290	2,709,069
Maple Leaf Foods, Inc.	21,000	334,518
Unilever NV	19,002	781,639
Unilever NV - NY Shares	30,570	1,257,038

Household Products 0.6%
The Procter & Gamble Company	20,100	1,620,060

Tobacco 1.6%
British American Tobacco PLC	61,586	3,435,620
Philip Morris International, Inc.	10,780	882,559

Energy 8.1%		21,607,689

Energy Equipment & Services 0.7%
Baker Hughes, Inc.	10,900	708,718
National Oilwell Varco, Inc.	7,500	584,025
Trican Well Service, Ltd.	45,300	573,267

Oil, Gas & Consumable Fuels 7.4%
BP PLC	134,739	1,082,635
Canadian Natural Resources, Ltd.	15,700	602,409
Chevron Corp. (C)	39,785	4,730,834
Encana Corp.	17,100	365,202
Energy Resources of Australia, Ltd. (I)	42,967	53,203
Eni SpA	26,324	660,111
Exxon Mobil Corp. (C)	22,625	2,210,010
Gazprom OAO, ADR	50,384	391,484
HRT Participacoes em Petroleo SA (I)	38,300	15,698
Inpex Corp.	29,300	380,468
Japan Petroleum Exploration Company	5,900	196,441
Marathon Oil Corp.	21,910	778,243
Occidental Petroleum Corp.	11,180	1,065,342
Oil India, Ltd.	18,801	151,465
Painted Pony Petroleum, Ltd. (I)	27,100	219,153
PetroChina Company, Ltd., H Shares	1,082,000	1,175,303
Petroleo Brasileiro SA, ADR	22,500	295,875

2

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Energy (continued)

Statoil ASA	35,228	$993,948
Suncor Energy, Inc.	49,135	1,717,760
Talisman Energy, Inc.	24,100	240,237
Total SA	31,216	2,054,778
Valero Energy Corp.	6,800	361,080

Financials 20.3%		54,307,856

Banks 9.5%
Allahabad Bank	102,607	155,980
Banca Popolare dell'Emilia Romagna SC (I)	14,587	183,944
Banco Bilbao Vizcaya Argentaria SA	108,275	1,301,908
Banco Espirito Santo SA (I)	80,315	150,404
Banco Popular Espanol SA	24,979	188,879
Banco Santander Brasil SA, ADR	36,200	201,634
BankUnited, Inc.	10,006	347,909
Barclays PLC	65,437	254,647
BNP Paribas SA	6,391	492,740
Canara Bank	34,348	152,206
Corporation Bank	21,430	99,874
Dah Sing Financial Holdings, Ltd.	35,200	164,489
Eighteenth Bank, Ltd.	51,000	111,758
Higashi-Nippon Bank, Ltd.	35,000	86,204
HSBC Holdings PLC	313,130	3,170,571
JPMorgan Chase & Company (C)	86,260	5,236,845
KB Financial Group, Inc.	7,230	253,679
M&T Bank Corp.	3,420	414,846
Mitsubishi UFJ Financial Group, Inc.	239,300	1,317,773
Oita Bank, Ltd.	26,000	101,010
Shinhan Financial Group Company, Ltd.	4,160	184,064
Societe Generale SA	8,695	535,226
Standard Chartered PLC	25,712	537,654
Sumitomo Mitsui Financial Group, Inc.	9,900	424,353
Svenska Handelsbanken AB, Class A	17,464	877,593
The PNC Financial Services Group, Inc. (C)	49,805	4,333,035
Tochigi Bank, Ltd.	34,000	144,303
UniCredit SpA	47,775	436,713
Unione di Banche Italiane SCPA	16,933	159,760
Wells Fargo & Company (C)	55,155	2,743,410
Yamanashi Chuo Bank, Ltd.	23,000	103,871
Zions Bancorporation	15,100	467,798

Capital Markets 2.5%
Ameriprise Financial, Inc.	3,600	396,252
Ares Capital Corp.	26,800	472,216
BlackRock, Inc. (C)	8,215	2,583,453
Henderson Group PLC	323,261	1,421,748
Julius Baer Group, Ltd. (I)	5,047	224,141
LPL Financial Holdings, Inc.	12,500	656,750
Northern Trust Corp.	4,500	295,020
UBS AG (I)	18,500	382,827
Uranium Participation Corp. (I)	35,700	180,518

Consumer Finance 0.1%
Manappuram Finance, Ltd.	349,211	126,462
Santander Consumer USA Holdings, Inc. (I)	6,900	166,152

Diversified Financial Services 0.7%
Bolsas y Mercados Espanoles SA	20,666	841,230

3

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Financials (continued)

ING Groep NV (I)	36,793	$523,258
IntercontinentalExchange Group, Inc. (C)	2,900	573,707

Insurance 5.6%
ACE, Ltd.	23,535	2,331,377
Ageas	10,124	451,422
Argo Group International Holdings, Ltd.	6,800	312,120
Catlin Group, Ltd.	17,648	158,314
Delta Lloyd NV	74,157	2,055,771
Marsh & McLennan Companies, Inc.	68,725	3,388,143
Muenchener Rueckversicherungs AG	3,792	828,617
Rand Merchant Insurance Holdings, Ltd.	344,422	940,257
Reinsurance Group of America, Inc.	4,200	334,446
Storebrand ASA (I)	48,622	280,003
Swiss Re AG (I)	3,616	335,616
T&D Holdings, Inc.	33,100	393,943
The Dai-ichi Life Insurance Company, Ltd.	18,400	267,666
Tokio Marine Holdings, Inc.	14,700	440,859
Tongyang Life Insurance	12,840	123,056
Unum Group	15,900	561,429
Zurich Insurance Group AG (I)	5,921	1,818,426

Real Estate Investment Trusts 1.2%
Blackstone Mortgage Trust, Inc., Class A	27,400	787,750
British Land Company PLC	8,524	93,008
Equity Lifestyle Properties, Inc.	5,000	203,250
Hatteras Financial Corp.	3,500	65,975
ICADE	8,574	847,679
Plum Creek Timber Company, Inc.	6,800	285,872
Two Harbors Investment Corp.	26,000	266,500
Weyerhaeuser Company	23,300	683,855

Real Estate Management & Development 0.7%
Castellum AB	59,374	986,467
Deutsche Annington Immobilien SE	4,707	134,201
Deutsche Wohnen AG	35,108	753,020

Health Care 9.4%		25,173,177

Biotechnology 0.1%
Sinovac Biotech, Ltd. (I)	28,745	206,964

Health Care Equipment & Supplies 0.3%
Covidien PLC	4,900	360,934
Zimmer Holdings, Inc.	3,600	340,488

Health Care Providers & Services 0.4%
Aetna, Inc.	10,400	779,688
AmerisourceBergen Corp.	5,100	334,509

Health Care Technology 0.1%
AGFA-Gevaert NV (I)	48,065	162,928

Life Sciences Tools & Services 0.0%
CMIC Holdings Company, Ltd.	5,400	90,070

Pharmaceuticals 8.5%
Almirall SA	53,979	922,399
AstraZeneca PLC	38,919	2,523,001
Bristol-Myers Squibb Company	12,285	638,206
Daiichi Sankyo Company, Ltd.	72,000	1,213,233

4

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Health Care (continued)

Eisai Company, Ltd.	30,300	$1,177,822
H. Lundbeck A/S	9,513	293,057
Johnson & Johnson	36,210	3,556,908
Merck & Company, Inc. (C)	97,642	5,543,136
Ono Pharmaceutical Company, Ltd.	5,600	486,819
Roche Holding AG	20,108	6,047,756
Shionogi & Company, Ltd.	16,500	305,035
Teva Pharmaceutical Industries, Ltd., ADR	3,600	190,224

Industrials 8.6%		22,918,616

Aerospace & Defense 1.2%
Curtiss-Wright Corp.	5,200	330,408
Thales SA	7,229	479,355
United Technologies Corp.	20,020	2,339,137

Air Freight & Logistics 0.8%
Deutsche Post AG	23,619	878,094
PostNL NV (I)	36,554	166,576
United Parcel Service, Inc., Class B	10,670	1,039,045

Airlines 0.3%
Aer Lingus Group PLC	51,400	115,791
Delta Air Lines, Inc.	9,600	332,640
Qantas Airways, Ltd. (I)	311,072	319,582

Building Products 0.5%
Armstrong World Industries, Inc. (I)	4,800	255,600
Cie de Saint-Gobain	10,347	624,692
Fortune Brands Home & Security, Inc.	4,100	172,528
Owens Corning	7,300	315,141

Commercial Services & Supplies 0.0%
Aeon Delight Company, Ltd.	6,000	112,969

Construction & Engineering 0.1%
Raubex Group, Ltd.	78,374	165,163

Electrical Equipment 2.1%
Eaton Corp. PLC	28,180	2,116,882
Futaba Corp.	5,900	101,736
Saft Groupe SA	4,998	174,702
Schneider Electric SA	31,270	2,771,345
Ushio, Inc.	21,200	273,864
Zumtobel AG	5,963	147,893

Industrial Conglomerates 1.4%
3M Company	8,770	1,189,738
General Electric Company	34,400	890,616
Koninklijke Philips NV	13,982	491,874
Rheinmetall AG	5,052	355,693
Siemens AG	6,914	932,440

Machinery 0.7%
Dover Corp.	4,400	359,700
Fuji Machine Manufacturing Company, Ltd.	22,500	198,063
Hisaka Works, Ltd.	15,000	145,382
Pentair, Ltd.	6,900	547,446
Star Micronics Company, Ltd.	11,500	138,990
Vallourec SA	6,903	374,490

5

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Industrials (continued)

Professional Services 0.3%
Adecco SA (I)	5,127	$426,701
en-japan, Inc.	5,200	92,973
Hays PLC	110,672	267,840
USG People NV	8,798	141,994

Trading Companies & Distributors 0.6%
Grafton Group PLC	10,203	109,977
Mitsubishi Corp.	18,200	337,607
Rexel SA	30,474	799,279
SIG PLC	70,917	238,094
Yamazen Corp.	4,000	26,405

Transportation Infrastructure 0.6%
Hamburger Hafen und Logistik AG	5,576	134,174
Jiangsu Expressway Company, Ltd., H Shares	1,302,000	1,485,997

Information Technology 11.4%		30,522,774

Communications Equipment 0.5%
Cisco Systems, Inc. (C)	64,200	1,438,722

Electronic Equipment, Instruments & Components 0.7%
Avnet, Inc.	20,100	935,253
Dai-ichi Seiko Company, Ltd.	15,000	178,727
Hosiden Corp.	35,300	173,446
Kingboard Laminates Holdings, Ltd.	430,500	158,551
Mitsumi Electric Company, Ltd.	16,100	116,626
Nichicon Corp.	12,500	98,862
Orbotech, Ltd. (I)	14,377	221,262

Internet Software & Services 0.1%
Dena Company, Ltd.	12,000	216,763
Dropbox, Inc. (I)(R)	8,162	155,894

IT Services 1.1%
Alten SA	4,603	247,180
Booz Allen Hamilton Holding Corp.	17,700	389,400
Cap Gemini SA	7,330	554,928
Devoteam SA	2,542	64,454
Fujitsu, Ltd.	108,000	652,809
GFI Informatique SA	10,605	73,643
Groupe Steria SCA	13,379	269,757
Itochu Techno-Solutions Corp.	6,700	282,963
NET One Systems Company, Ltd.	26,600	180,616
Sopra Group SA	1,154	137,594
Zuken, Inc.	7,700	61,356

Semiconductors & Semiconductor Equipment 5.3%
Analog Devices, Inc.	47,155	2,505,817
Avago Technologies, Ltd.	8,100	521,721
Dainippon Screen Manufacturing Company, Ltd.	59,000	272,493
Elmos Semiconductor AG	3,679	68,895
Intel Corp.	110,395	2,849,295
KLA-Tencor Corp.	3,400	235,076
Kontron AG	18,444	126,469
Maxim Integrated Products, Inc.	113,950	3,774,024
Micronas Semiconductor Holding AG (I)	21,919	173,565
Mimasu Semiconductor Industry Company, Ltd.	19,100	170,051
Miraial Company, Ltd.	10,600	149,334

6

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Information Technology (continued)

Rohm Company, Ltd.	8,500	$379,545
Shinkawa, Ltd. (I)	24,600	140,340
Shinko Electric Industries Company, Ltd.	41,000	295,172
Skyworks Solutions, Inc. (I)	22,800	855,456
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	52,300	1,047,046
Tokyo Electron, Ltd.	5,400	335,613
Tokyo Seimitsu Company, Ltd.	15,100	265,729

Software 2.6%
Activision Blizzard, Inc.	34,500	705,180
Alpha Systems, Inc.	4,200	62,997
DTS Corp.	6,600	115,578
Microsoft Corp. (C)	115,810	4,747,052
Nintendo Company, Ltd.	2,400	286,895
NSD Company, Ltd.	7,400	92,626
Symantec Corp.	42,670	852,120

Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. (C)	300	161,022
Asustek Computer, Inc.	28,000	277,448
Canon, Inc. (I)	15,400	477,952
Compal Electronics, Inc.	324,000	229,887
Japan Digital Laboratory Company, Ltd.	11,100	159,777
Melco Holdings, Inc.	15,700	230,616
NetApp, Inc.	11,700	431,730
SanDisk Corp.	11,300	917,447

Materials 7.0%		18,785,065

Chemicals 3.4%
Akzo Nobel NV	12,539	1,022,685
Cabot Corp.	7,000	413,420
E.I. du Pont de Nemours & Company	23,100	1,550,010
Fujimi, Inc.	14,700	183,344
Hitachi Chemical Company, Ltd.	20,400	277,497
Israel Chemicals, Ltd.	57,100	499,536
JSR Corp.	11,800	218,310
Methanex Corp.	6,600	422,004
Methanex Corp. (Toronto Exchange)	17,100	1,094,214
Mitsui Chemicals, Inc. (I)	88,000	215,446
Nitto Denko Corp.	7,000	335,677
PTT Global Chemical PCL	516,800	1,151,011
Shin-Etsu Polymer Company, Ltd.	36,700	137,448
Sumitomo Bakelite Company, Ltd.	71,000	273,117
The Dow Chemical Company	29,985	1,456,971

Construction Materials 0.8%
Buzzi Unicem SpA	15,561	290,348
Ciments Francais SA	1,197	129,772
CRH PLC	13,107	367,001
Holcim, Ltd. (I)	3,105	257,340
Lafarge SA	15,337	1,197,052

Containers & Packaging 0.2%
AMVIG Holdings, Ltd.	308,000	117,901
Ball Corp.	6,000	328,860

Metals & Mining 1.2%
Anglo American PLC	16,465	420,758
Barrick Gold Corp.	10,200	181,579

7

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

	Shares	Value

Materials (continued)

BHP Billiton PLC	27,549	$850,676
Centerra Gold, Inc.	29,700	138,358
Chubu Steel Plate Company, Ltd.	21,400	85,564
Impala Platinum Holdings, Ltd.	23,225	263,869
Kinross Gold Corp. (I)	49,229	203,808
Lonmin PLC (I)	67,154	320,840
Northern Dynasty Minerals, Ltd. (I)	17,000	16,762
Resolute Mining, Ltd. (I)	160,128	88,328
Salzgitter AG	7,759	307,180
Yamato Kogyo Company, Ltd.	8,400	263,351

Paper & Forest Products 1.4%
International Paper Company (C)	69,900	3,207,012
Norbord, Inc.	18,900	498,016

Telecommunication Services 3.2%		8,697,433

Diversified Telecommunication Services 2.9%
KT Corp.	10,790	300,360
Nippon Telegraph & Telephone Corp.	45,100	2,450,806
Orange SA	24,476	361,553
Telefonica SA	30,672	486,051
Telenor ASA	71,193	1,575,703
Verizon Communications, Inc.	56,693	2,696,773

Wireless Telecommunication Services 0.3%
Vodafone Group PLC	224,671	826,187

Utilities 3.1%		8,208,486

Electric Utilities 1.2%
Edison International	15,700	888,777
NRG Yield, Inc., Class A	19,900	786,647
The Southern Company	10,700	470,158
Xcel Energy, Inc.	34,900	1,059,564

Gas Utilities 1.0%
Snam SpA	87,748	513,986
UGI Corp.	45,115	2,057,695

Independent Power and Renewable Electricity Producers 0.1%
NTPC, Ltd.	68,384	137,360

Multi-Utilities 0.8%
E.ON SE	14,121	275,784
GDF Suez	20,951	573,114
National Grid PLC	59,689	820,222
PG&E Corp.	7,700	332,640
RWE AG	7,209	292,539

Preferred Securities 0.1%		$197,826

(Cost $168,846)

Consumer Discretionary 0.1%		197,826

Mobileye (I)(R)	4,838	197,826

8

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 13.4%					$35,830,356

(Cost $35,160,087)

Consumer Discretionary 2.6%					7,055,880

Automobiles 0.1%
Chrysler Group LLC (S)	8.250	06/15/21		230,000	260,188

Diversified Consumer Services 0.2%
Service Corp. International	7.625	10/01/18		125,000	144,219
The ServiceMaster Company	7.000	08/15/20		310,000	328,213

Hotels, Restaurants & Leisure 0.3%
CEC Entertainment, Inc. (S)	8.000	02/15/22		200,000	207,000
NH Hoteles SA (S)	6.875	11/15/19	EUR	235,000	351,266
PC Nextco Holdings LLC, PIK (S)	8.750	08/15/19		150,000	155,063

Household Durables 0.2%
K Hovnanian Enterprises, Inc. (S)	7.000	01/15/19		25,000	25,625
K Hovnanian Enterprises, Inc. (S)	9.125	11/15/20		125,000	140,313
KB Home	7.000	12/15/21		375,000	403,594
Lennar Corp.	4.750	11/15/22		125,000	121,563

Leisure Products 0.1%
Carlson Wagonlit BV	7.500	06/15/19	EUR	200,000	300,328

Media 1.6%
AMC Entertainment, Inc.	9.750	12/01/20		485,000	558,963
CCO Holdings LLC	7.375	06/01/20		255,000	278,906
DISH DBS Corp.	6.750	06/01/21		170,000	190,400
DISH DBS Corp.	7.875	09/01/19		440,000	520,300
Gannett Company, Inc. (S)	5.125	10/15/19		380,000	397,575
Gray Television, Inc.	7.500	10/01/20		430,000	466,550
Harron Communications LP (S)	9.125	04/01/20		90,000	101,700
Nara Cable Funding, Ltd.	8.875	12/01/18	EUR	280,000	420,459
Sirius XM Holdings, Inc. (S)	4.250	05/15/20		100,000	97,750
TVN Finance Corp. III AB	7.375	12/15/20	EUR	360,000	544,309
Unitymedia Hessen GmbH & Company KG	5.500	09/15/22	EUR	360,000	530,671
Unitymedia Hessen GmbH & Company KG	5.750	01/15/23	EUR	125,000	186,844
Univision Communications, Inc. (S)	6.750	09/15/22		109,000	120,581

Specialty Retail 0.1%
GRD Holdings III Corp. (S)	10.750	06/01/19		185,000	203,500

Consumer Staples 0.2%					631,325

Food & Staples Retailing 0.1%
ARAMARK Corp.	5.750	03/15/20		280,000	295,750

Personal Products 0.1%
Hypermarcas SA	6.500	04/20/21		310,000	335,575

Energy 0.9%					2,284,323

Energy Equipment & Services 0.1%
Seadrill, Ltd. (S)	6.125	09/15/17		200,000	208,500

Oil, Gas & Consumable Fuels 0.8%
Antero Resources Finance Corp.	6.000	12/01/20		300,000	319,125
Bonanza Creek Energy, Inc.	6.750	04/15/21		100,000	106,750
Borets Finance, Ltd.	7.625	09/26/18		200,000	190,000
Diamondback Energy, Inc. (S)	7.625	10/01/21		120,000	129,600

9

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy (continued)

El Paso LLC	7.250	06/01/18		305,000	$347,047
Endeavour International Corp.	12.000	03/01/18		125,000	121,563
EP Energy LLC	9.375	05/01/20		180,000	208,125
Harvest Operations Corp.	6.875	10/01/17		170,000	183,600
Petroleos de Venezuela SA	8.500	11/02/17		5,000	4,188
Petroleos de Venezuela SA	9.000	11/17/21		90,000	67,050
Rosetta Resources, Inc.	5.625	05/01/21		320,000	327,200
Rosetta Resources, Inc.	5.875	06/01/22		70,000	71,575

Financials 2.1%					5,754,944

Banks 1.0%
Banco Espirito Santo SA	5.875	11/09/15	EUR	100,000	145,686
Banco Espirito Santo SA (7.125% to 11-28-18, then 5 Year
Euro Swap Rate + 6.058%)	7.125	11/28/23	EUR	200,000	289,306
Bank of Ireland	10.000	07/30/16	EUR	140,000	210,789
Barclays PLC (8.250% to 12-15-18, then 5 year U.S. Swap
Rate + 6.705%) (Q)	8.250	12/15/18		200,000	210,000
BBVA International Preferred SAU (5.919% to 4-18-17, then
3 month LIBOR + 0.820%) (Q)	5.919	04/18/17		380,000	378,100
BPCE SA (6.117% to 10-30-17, then 3 month EURIBOR +
2.370%) (Q)	6.117	10/30/17	EUR	50,000	74,910
Intesa Sanpaolo SpA (8.375% to 10-14-19, then 3 month
EURIBOR + 6.871%) (Q)	8.375	10/14/19	EUR	100,000	159,807
Royal Bank of Scotland Group PLC (7.640% to 9-30-17, then
3 month LIBOR + 2.320%) (Q)	7.640	09/30/17		300,000	304,500
Royal Bank of Scotland PLC	4.350	01/23/17	EUR	100,000	144,533
Societe Generale SA (6.999% to 12-19-17, then 3 month
EURIBOR + 3.350% (Q)	6.999	12/19/17	EUR	100,000	155,158
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S.
Swap Rate + 6.394%) (Q)	8.250	11/29/18		670,000	721,925

Capital Markets 0.2%
Credit Suisse Group AG (7.500% to 12-11-23, then 5 year
U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12/11/23		200,000	217,250
UBS AG	7.625	08/17/22		250,000	293,255

Diversified Financial Services 0.7%
Community Choice Financial, Inc.	10.750	05/01/19		160,000	135,200
Kerneos Tech Group SAS (S)	5.750	03/01/21	EUR	145,000	205,175
Nationstar Mortgage LLC	6.500	08/01/18		400,000	402,000
Nuveen Investments, Inc. (S)	9.125	10/15/17		310,000	327,825
Nuveen Investments, Inc. (S)	9.500	10/15/20		85,000	90,525
Provident Funding Associates LP (S)	6.750	06/15/21		355,000	355,000
TMX Finance LLC (S)	8.500	09/15/18		290,000	317,550

Insurance 0.2%
Hartford Financial Services Group, Inc. (8.125% to 6-15-18,
then 3 month LIBOR + 4.6025%)	8.125	06/15/38		440,000	516,450

Real Estate Management & Development 0.0%
Kennedy-Wilson, Inc.	5.875	04/01/24		100,000	100,000

Health Care 1.3%					3,568,460

Health Care Equipment & Supplies 0.3%
Alere, Inc.	6.500	06/15/20		190,000	199,500
Biomet, Inc.	6.500	08/01/20		120,000	129,240

10

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Health Care (continued)

Ontex IV SA	9.000	04/15/19	EUR	320,000	$479,784

Health Care Providers & Services 0.7%
Community Health Systems, Inc. (S)	6.875	02/01/22		245,000	256,025
Community Health Systems, Inc.	7.125	07/15/20		275,000	298,375
HCA Holdings, Inc.	6.250	02/15/21		370,000	396,085
HCA, Inc.	6.500	02/15/20		360,000	403,200
MPH Acquisition Holdings LLC (S)	6.625	04/01/22		140,000	143,675
Tenet Healthcare Corp. (S)	5.000	03/01/19		140,000	139,825
Tenet Healthcare Corp.	8.125	04/01/22		250,000	279,375
WellCare Health Plans, Inc.	5.750	11/15/20		95,000	99,750

Health Care Technology 0.1%
Cegedim SA	6.750	04/01/20	EUR	100,000	146,926

Pharmaceuticals 0.2%
Pinnacle Merger Sub, Inc. (S)	9.500	10/01/23		120,000	132,150
Salix Pharmaceuticals, Ltd. (S)	6.000	01/15/21		260,000	277,550
Valeant Pharmaceuticals International, Inc. (S)	6.750	08/15/18		170,000	187,000

Industrials 1.2%					3,126,215

Building Products 0.2%
Associated Materials LLC	9.125	11/01/17		175,000	184,188
Ply Gem Industries, Inc. (S)	6.500	02/01/22		440,000	444,400

Commercial Services & Supplies 0.0%
Casella Waste Systems, Inc.	7.750	02/15/19		110,000	114,125

Construction & Engineering 0.3%
Abengoa Finance SAU (S)	7.750	02/01/20		400,000	432,000
Aguila 3 SA (S)	7.875	01/31/18		345,000	366,563

Electrical Equipment 0.2%
CeramTec Group GmbH	8.250	08/15/21	EUR	275,000	416,739

Industrial Conglomerates 0.1%
Tenedora Nemak SA de CV	5.500	02/28/23		200,000	203,250

Machinery 0.1%
Case New Holland Industrial, Inc.	7.875	12/01/17		240,000	281,400

Trading Companies & Distributors 0.3%
International Lease Finance Corp.	6.250	05/15/19		620,000	683,550

Information Technology 1.3%					3,349,449

Communications Equipment 0.2%
Alcatel-Lucent USA, Inc.	6.450	03/15/29		200,000	191,000
Alcatel-Lucent USA, Inc. (S)	6.750	11/15/20		200,000	211,500
Altice Finco SA (S)	9.000	06/15/23	EUR	100,000	155,674

Electronic Equipment, Instruments & Components 0.1%
CDW LLC	8.500	04/01/19		170,000	186,150

Semiconductors & Semiconductor Equipment 0.2%
Entegris, Inc. (S)	6.000	04/01/22		210,000	214,200
Freescale Semiconductor, Inc. (S)	6.000	01/15/22		195,000	206,944
Freescale Semiconductor, Inc.	8.050	02/01/20		46,000	50,543

Software 0.8%
Activision Blizzard, Inc. (S)	5.625	09/15/21		470,000	502,900
Emdeon, Inc.	11.000	12/31/19		75,000	86,906

11

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Information Technology (continued)

First Data Corp. (S)	7.375	06/15/19		260,000	$279,500
First Data Corp. (S)	8.250	01/15/21		540,000	585,900
First Data Holdings, Inc., PIK (S)	14.500	09/24/19		100,000	94,000
Infor US, Inc.	10.000	04/01/19	EUR	200,000	309,282
SunGard Data Systems, Inc.	6.625	11/01/19		260,000	274,950

Materials 1.2%					3,195,090

Chemicals 0.3%
Hexion US Finance Corp.	6.625	04/15/20		50,000	51,750
Hexion US Finance Corp.	9.000	11/15/20		50,000	49,500
Ineos Finance PLC (S)	7.500	05/01/20		75,000	82,313
INEOS Group Holdings SA	6.500	08/15/18	EUR	410,000	593,123

Construction Materials 0.3%
Cemex SAB de CV	5.875	03/25/19		550,000	569,938
HeidelbergCement Finance SA	8.500	10/31/19	EUR	180,000	319,890

Containers & Packaging 0.2%
Ardagh Packaging Finance PLC	9.250	10/15/20	EUR	200,000	307,216
BOE Intermediate Holding Corp., PIK (S)	9.000	11/01/17		205,000	223,450

Metals & Mining 0.2%
AK Steel Corp.	7.625	05/15/20		230,000	229,425
AK Steel Corp.	8.375	04/01/22		95,000	95,475
AuRico Gold, Inc. (S)	7.750	04/01/20		75,000	74,438
United States Steel Corp.	7.375	04/01/20		145,000	158,413

Paper & Forest Products 0.2%
Smurfit Kappa Acquisitions	4.125	01/30/20	EUR	300,000	440,159

Telecommunication Services 2.0%					5,328,775

Diversified Telecommunication Services 1.1%
Altice Financing SA (S)	6.500	01/15/22	EUR	100,000	146,375
Intelsat Jackson Holdings SA (S)	6.625	12/15/22		80,000	83,200
Intelsat Jackson Holdings SA	7.250	04/01/19		195,000	209,625
Intelsat Jackson Holdings SA	7.250	10/15/20		290,000	314,650
Intelsat Luxembourg SA (S)	7.750	06/01/21		255,000	268,388
Level 3 Financing, Inc. (S)	6.125	01/15/21		200,000	211,000
Level 3 Financing, Inc.	8.625	07/15/20		165,000	185,006
T-Mobile USA, Inc.	6.464	04/28/19		135,000	144,450
T-Mobile USA, Inc.	6.731	04/28/22		220,000	235,675
UPCB Finance III, Ltd.	6.625	07/01/20		325,000	347,750
Wind Acquisition Finance SA	7.375	02/15/18	EUR	220,000	320,516
Wind Acquisition Finance SA (S)	11.750	07/15/17		230,000	242,363
Windstream Corp.	7.750	10/15/20		90,000	96,525
Windstream Corp.	7.875	11/01/17		165,000	189,338

Wireless Telecommunication Services 0.9%
MetroPCS Wireless, Inc.	6.625	11/15/20		375,000	400,313
SoftBank Corp. (S)	4.500	04/15/20		400,000	398,000
Sprint Communications, Inc. (S)	9.000	11/15/18		175,000	213,938
Sprint Corp. (S)	7.250	09/15/21		580,000	632,200
Sprint Corp. (S)	7.875	09/15/23		180,000	198,000
Syniverse Holdings, Inc.	9.125	01/15/19		75,000	81,563
VimpelCom Holdings BV	5.200	02/13/19		220,000	207,900
VimpelCom Holdings BV	6.255	03/01/17		200,000	202,000

12

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value
Utilities 0.6%					$1,535,895

Electric Utilities 0.4%
DPL, Inc.	7.250	10/15/21		275,000	283,938
Israel Electric Corp., Ltd.	7.250	01/15/19		330,000	368,363
Techem GmbH	6.125	10/01/19	EUR	200,000	300,658

Gas Utilities 0.0%
AmeriGas Finance LLC	6.750	05/20/20		100,000	108,250

Independent Power and Renewable Electricity Producers 0.0%
Calpine Corp. (S)	7.500	02/15/21		62,000	67,735

Multi-Utilities 0.2%
Ferrellgas LP	6.500	05/01/21		75,000	78,563
Ferrellgas LP (S)	6.750	01/15/22		315,000	328,388

Capital Preferred Securities 0.1%					$148,442

(Cost $134,996)

Financials 0.1%					148,442

Deutsche Postbank Funding Trust IV (5.983% 6-29-17, then
3 month EURIBOR + 2.070%) (Q)	5.983	06/29/17	EUR	100,000	148,442

Convertible Bonds 0.1%					$395,501

(Cost $402,198)

Consumer Discretionary 0.0%					42,700

Household Durables 0.0%
M/I Homes, Inc.	3.000	03/01/18		40,000	42,700

Energy 0.0%					122,444

Oil, Gas & Consumable Fuels 0.0%
Cobalt International Energy, Inc.	2.625	12/01/19		130,000	122,444

Health Care 0.0%					87,294

Biotechnology 0.0%
Cubist Pharmaceuticals, Inc. (S)	1.875	09/01/20		50,000	60,313
Exelixis, Inc.	4.250	08/15/19		30,000	26,981

Materials 0.1%					143,063

Construction Materials 0.1%
Cemex SAB de CV	3.750	03/15/18		100,000	143,063

Term Loans (M) 0.8%					$2,123,878

(Cost $2,130,811)

Consumer Discretionary 0.3%					651,999

Diversified Consumer Services 0.1%
Pacific Industrial Services BidCo Pty, Ltd.	5.000	10/02/18		199,249	201,906

Media 0.1%
Tribune Company (T)	TBD	12/27/20		200,000	199,900

Multiline Retail 0.1%
Neiman Marcus Group, Ltd. LLC	4.250	10/25/20		249,375	250,193

13

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Energy 0.1%					$294,333

Oil, Gas & Consumable Fuels 0.1%
Arch Coal, Inc.	6.250	05/16/18		298,862	294,333

Financials 0.1%					297,169

Insurance 0.1%
Asurion LLC	4.250	07/08/20		298,746	297,169

Industrials 0.2%					520,377

Construction & Engineering 0.1%
RBS Global, Inc.	4.000	08/21/20		199,000	199,154

Machinery 0.1%
Crosby US Acquisition Corp.	4.000	11/23/20		184,538	183,769
Gardner Denver, Inc.	4.750	07/30/20	EUR	99,749	137,454

Utilities 0.1%					360,000

Electric Utilities 0.1%
Texas Competitive Electric Holdings Company LLC	4.737	10/10/17		500,000	360,000

				Shares	Value

Rights 0.0%					$25,927

(Cost $25,633)

Banco Bilbao Vizcaya Argentaria SA (Expiration Date: 4-22-14; Strike Price: EUR
0.17) (I)				110,703	25,927

				Par value	Value

Short-Term Investments 0.1%					$300,000

(Cost $300,000)

Repurchase Agreement 0.1%					300,000

Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-14 at
0.010% to be repurchased at $300,000 on 4-1-14, collateralized by
$274,766 Federal National Mortgage Association, 5.500% due 7-1-
41 (valued at $306,000, including interest)				$300,000	300,000

Total investments (Cost $240,714,853)† 97.3%					$260,343,731

Other assets and liabilities, net 2.7%					$7,219,020

Total net assets 100.0%					$267,562,751

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

^All par values are denominated in U.S. dollars unless otherwise indicated.

ADR American Depositary Receipts

EURIBOR Euro Interbank Offered Rate

EUR Euro

LIBOR London Interbank Offered Rate

PIK Paid-in-kind

TBD To Be Determined

14

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

(C) A portion of this security is pledged as collateral for options. Total collateral value at 3-31-14 was $34,334,689.

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(R) Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Holdings in direct placement securities as of 3-31-14 were as follows:

					Value as a
			Beginning	Ending	percentage
	Acquisition	Acquisition	share	share	of fund's	Value as of
Issuer, Description	date	cost	amount	amount	net assets	3-31-14

Allstar Co-Invest LLC	8-1-11	$240,553	236,300	236,300	0.13%	$344,998
Dropbox, Inc.	5-1-12	$77,258	8,162	8,162	0.06%	$155,894
Mobileye	8-13-13	$168,846	4,838	4,838	0.07%	$197,826

		$486,657				$698,718

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

† At 3-31-14, the aggregate cost of investment securities for federal income tax purposes was $241,228,369. Net unrealized appreciation aggregated $19,115,362, of which $23,582,032 related to appreciated investment securities and $4,466,670 related to depreciated investment securities.

The fund had the following country concentration as a percentage of net assets on 3-31-14:

United States	50.4%
Japan	8.5%
United Kingdom	7.3%
France	5.8%
Switzerland	4.8%
Netherlands	2.8%
Germany	2.8%
Canada	2.6%
Ireland	2.3%
Other Countries	12.7%

Total	100.0%

15

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

16

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

The following is a summary of the values by input classification of the fund’s investments as of March 31, 2014, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	3-31-14	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$17,256,591	$7,594,445	$9,317,148	$344,998
Consumer Staples	13,844,114	8,684,125	5,159,989	—
Energy	21,607,689	14,859,337	6,748,352	—
Financials	54,307,856	28,290,262	26,017,594	—
Health Care	25,173,177	11,951,057	13,222,120	—
Industrials	22,918,616	9,888,881	13,029,735	—
Information Technology	30,522,774	22,587,623	7,779,257	155,894
Materials	18,785,065	9,511,014	9,274,051	—
Telecommunication Services	8,697,433	2,696,773	6,000,660	—
Utilities	8,208,486	5,595,481	2,613,005	—
Preferred Securities	197,826	—	—	197,826
Corporate Bonds
Consumer Discretionary	7,055,880	—	7,055,880	—
Consumer Staples	631,325	—	631,325	—
Energy	2,284,323	—	2,284,323	—
Financials	5,754,944	—	5,754,944	—
Health Care	3,568,460	—	3,568,460	—
Industrials	3,126,215	—	3,126,215	—
Information Technology	3,349,449	—	3,349,449	—
Materials	3,195,090	—	3,195,090	—
Telecommunication Services	5,328,775	—	5,328,775	—
Utilities	1,535,895	—	1,535,895	—
Capital Preferred Securities	148,442	—	148,442	—
Convertible Bonds
Consumer Discretionary	42,700	—	42,700	—
Energy	122,444	—	122,444	—
Health Care	87,294	—	87,294	—
Materials	143,063	—	143,063	—
Term Loans
Consumer Discretionary	651,999	—	651,999	—
Energy	294,333	—	294,333	—
Financials	297,169	—	297,169	—
Industrials	520,377	—	520,377	—
Utilities	360,000	—	360,000	—
Rights	25,927	25,927	—	—
Short-Term Investments	300,000	—	300,000	—

Total Investments in Securities	$260,343,731	$121,684,925	$137,960,088	$698,718
Other Financial Instruments
Futures	($541,188)	($541,188)	—	—
Forward Foreign Currency Contracts	$20,429	—	$20,429	—
Written Options	($178,200)	($178,200)	—	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-

17

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended March 31, 2014, the fund used futures contracts to manage against anticipated changes in securities markets. The following table summarizes the contracts held at March 31, 2014.

						Unrealized
	Number of		Expiration			Appreciation
Open Contracts	Contracts	Position	Date	Notional Base	Notional Value	(Depreciation)

S&P 500 Index E-Mini
Futures	435	Short	Jun 2014	($40,013,862)	($40,555,050)	($541,188)

						($541,188)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

18

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

During the period ended March 31, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at March 31, 2014.

								Net
					Contractual			Unrealized
					Settlement	Unrealized	Unrealized	Appreciation/
Contract to Buy		Contract to Sell		Counterparty	Date	Appreciation	Depreciation	(Depreciation)

				Royal Bank of
CAD	255,000	USD	230,923	Canada	4/24/2014	-	($379)	($379)
				Deutsche Bank
EUR	180,000	USD	248,078	AG London	4/24/2014	-	(113)	(113)
				Bank of America
EUR	36,000	USD	49,811	N.A.	6/18/2014	-	(222)	(222)
				Barclays Bank
GBP	840,000	USD	1,395,698	PLC Wholesale	4/24/2014	$4,474	-	4,474
USD	329,536	CAD	366,000	BNP Paribas SA	6/18/2014	-	(936)	(936)
				Deutsche Bank
USD	654,530	EUR	470,000	AG London	4/24/2014	7,066	-	7,066
				Toronto
USD	185,647	EUR	135,000	Dominion Bank	4/24/2014	-	(326)	(326)
				Bank of America
USD	1,682,304	EUR	1,213,000	N.A.	6/18/2014	11,416	-	11,416
				Barclays Bank
USD	496,713	JPY	52,057,000	PLC Wholesale	4/10/2014	-	(7,666)	(7,666)
USD	707,129	JPY	72,136,000	Citibank N.A.	5/13/2014	8,079	-	8,079
				JPMorgan
				Chase Bank
USD	966,313	JPY	99,796,000	N.A.	6/18/2014	-	(964)	(964)

						$31,035	($10,606)	$20,429

Currency Abbreviation

CAD	Canadian Dollar
EUR	Euro Currency
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently “marked-to-market” to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

19

John Hancock Hedged Equity & Income Fund
As of 3-31-14 (Unaudited)

During the period ended March 31, 2014, the fund wrote option contracts to manage against anticipated changes in securities markets and generate income. The following tables summarize the fund’s written options activities during the period ended March 31, 2014.

		Premiums
	Number of Contracts	Received

Outstanding, beginning of period	370	$445,867
Options written	1,100	1,328,455
Option closed	(1,110)	(1,377,497)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	360	$396,825

			Number of
Name of Issuer	Exercise Price	Expiration Date	Contracts	Premium	Value

Calls
S&P 500 Index	$1,900	Apr 2014	360	$396,825	($178,200)

Total				$396,825	($178,200)

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

20

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170	
Phone	Customer service representatives	**800-852-0218**
	Portfolio commentary	**800-344-7054**
	24-hour automated information	**800-843-0090**
	TDD line	**800-231-5469**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q1 3/14
5/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	May 13, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	May 13, 2014